Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of net gain or loss on financial instrument at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	₩ (2,423,000,000)	₩ 0	₩ 2,877,000,000	₩ 0
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)	0	(24,200,000,000)	0	(86,223,000,000)
Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	(3,367,000,000)		1,280,000,000
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)		(24,353,000,000)		(85,591,000,000)
Net gains and losses on disposals | Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	(1,203,000,000)		(1,534,000,000)
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)		(3,686,000,000)		(15,877,000,000)
Net gains and losses on valuation | Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	(2,164,000,000)		2,814,000,000
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)		(20,667,000,000)		(69,714,000,000)
Net gains and losses on valuation | Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	0		0
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)		(114,000,000)		(16,000,000)
Net gains and losses on valuation | Other financial instruments
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)	₩ 944,000,000		₩ 1,597,000,000
Gains (losses) on financial instruments at fair value through profit or loss designated as upon initial recognition (IAS39)		₩ 267,000,000		₩ (616,000,000)